Fair Value Measurements (Tables)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value Measurements [Abstract]
Summary Of Valuation Of Company's Derivatives By Pricing Observability Levels

	Total carrying amount in Consolidated Balance Sheet December 31		Fair value measurement at December 31, using:
			2011			2010
DESCRIPTION	2011	2010	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

Assets
Derivatives	$19.7	$17.1	—	$19.7	—	—	$17.1	—

Total Assets	$19.7	$17.1	—	$19.7	—	—	$17.1	—

Liabilities
Derivatives	$0.6	$7.1	—	$0.6	—	—	$7.1	—

Total Liabilities	$0.6	$7.1	—	$0.6	—	—	$7.1	—

Fair Value Of Debt

DESCRIPTION	Carrying value1) 2011	Fair value 2011	Carrying value1) 2010	Fair value 2010

Long-term debt
U.S. Private placement	$305.1	$331.9	$409.3	$442.8
Medium-term notes	43.3	40.6	88.2	96.3
Notes2)	—	—	100.2	115.7
Other long-term debt	15.1	15.1	40.0	39.7

Total	$363.5	$387.6	$637.7	$694.5

Short-term debt
Overdrafts and other short-term debt	$63.2	$63.2	$29.7	$29.7
Short-term portion of long-term debt3)	132.4	136.5	57.4	57.4
Notes2)	107.2	109.9	—	—

Total	$302.8	$309.6	$87.1	$87.1

1)	Debt as reported in balance sheet.
2)	Notes issued as part of the equity units offering has been reclassified to short-term debt during 2011 (for further information see Note 13).
3)	$110 million carrying value of U.S. Private placement has been reclassified to short-term debt during 2011.

Financial Assets And Liabilities Measured At Fair Value On Recurring Basis

DESCRIPTION	Nominal volume	Derivative asset	Derivative liability	Balance Sheet location

Derivatives designated as hedging instruments
Interest rate swaps, less than 8 years (fair value hedge)	$60.0	$15.1	$—	Other non-current asset

Total derivatives designated as hedging instruments	$60.0	$15.1	$—

Derivatives not designated as hedging instruments
Foreign exchange swaps, less than 6 months	$845.2	$4.6	$0.6	Other current assets/ liabilities

Total derivatives not designated as hedging instruments	$845.2	$4.6	$0.6

Total derivatives	$905.2	$19.7	$0.6

DESCRIPTION	Nominal volume	Derivative asset	Derivative liability	Balance Sheet location

Derivatives designated as hedging instruments
Interest rate swaps, less than 9 years (fair value hedge)	$60.0	$9.3	$—	Other non-current asset

Total derivatives designated as hedging instruments	$60.0	$9.3	$—

Derivatives not designated as hedging instruments
Cross currency interest rate swaps, less than 1 year	$40.3	$3.7	$—	Other current assets
Foreign exchange swaps, less than 6 months	1,486.2	4.1	7.1	Other current assets/ liabilities

Total derivatives not designated as hedging instruments	$1,526.5	$7.8	$7.1

Total derivatives	$1,586.5	$17.1	$7.1

Derivatives Designated As Hedging Instruments

	Nominal volume	Other financial items, net	Interest expense	Interest income	Amount of gain (loss) recognized in OCI on derivative effective portion	Amount of gain (loss) reclassified from accumulated OCI into interest expense

Derivatives designated as hedging instruments
Interest rate swaps, less than 8 years (fair value hedge)	$60.0	—	$5.9	—	—	—

Total derivatives designated as hedging instruments	$60.0

Hedged item (fair value hedge)
Fixed rate private placement debt due 2019	$60.0	—	$(5.9)	—	—	—

Total gain (loss) in Consolidated Statement of income			$0.0

	Nominal volume		Other financial items, net	Interest expense	Interest income	Amount of gain (loss) recognized in OCI on derivative effective portion	Amount of gain (loss) reclassified from accumulated OCI into interest expense

Derivatives designated as hedging instruments
Cross currency interest rate swaps, less than 1 year (cash flow hedge)	$54.0	1)	$1.9	$—	$—	$—	$0.2
Interest rate swaps, less than 9 years (fair value hedge)	60.0		—	2.8	—	—	—

Total derivatives designated as hedging instruments	$114.0

Hedged item (fair value hedge)
Fixed rate private placement debt due 2019	$60.0		—	$(2.8)	—	—	—

Total gain (loss) in Consolidated Statement of income				$0.0

1)	Cross currency interest rate swaps with a nominal value of $54 million have matured in 2010.

	Nominal volume		Other financial items, net	Interest expense	Interest income	Amount of gain (loss) recognized in OCI on derivative effective portion	Amount of gain (loss) reclassified from accumulated OCI into interest expense

Derivatives designated as hedging instruments
Cross currency interest rate swaps, less than 1 year (cash flow hedge)	$52.5		$1.6	$—	$—	$(0.3)	$—
Interest rate swaps, less than 10 years (fair value hedge)	60.0	1)	—	(8.9)	—	—	—

Total derivatives designated as hedging instruments	$112.5

Hedged item (fair value hedge)
Fixed rate private placement debt due 2019	$60.0		—	$8.9	—	—	—

Total gain (loss) in Consolidated Statement of income				$0.0

1)	The hedged item related to the fair value hedge consists of a $60 million debt note which matures in 2019.

Derivatives Not Designated As Hedging Instruments

	Nominal volume			Other financial items, net			Interest expense			Interest income
	2011	2010	2009	2011	2010	2009	2011	2010	2009	2011	2010	2009

Derivatives not designated as hedging instruments
Cross currency interest rate swaps, less than 1 year	$—	$40.3	$20.3	$(3.8)	$2.0	$1.5	$0.1	$0.2	$0.1	$—	$—	$—
Cross currency interest rate swaps, less than 2 years	—	—	40.3	—	—	2.9	—	—	0.2	—	—	—
Foreign exchange swaps	845.2	1,486.2	1,379.3	6.8	(1.0)	20.2	0.2	(0.3)	(0.2)	—	—	—

Total derivatives not designated as hedging instruments	$845.2	$1,526.5	$1,439.9